ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables) (Parent Company)	12 Months Ended
Dec. 31, 2012
Parent Company
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS
Schedule of information of consolidating balance sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	6,641	15,644	2,511
Amounts due from related parties	638,333	708,113	113,660
Prepaid expenses and other current assets	3,790	3,148	505
Total current assets	648,764	726,905	116,676

Non-current assets:
Intangible assets, net	547	443	71
Investment in subsidiaries	2,151,159	556,707	89,358
Total non-current assets	2,151,706	557,150	89,429

Total assets	2,800,470	1,284,055	206,105

LIABILITIES
Current liabilities:
Convertible loan	—	121,156	19,447
Deferred revenue	5,417	3,896	625
Accounts payable	557	—	—
Amounts due from related parties	7,532	6,439	1,034
Accrued and other liabilities	58,444	56,854	9,125
Total current liabilities	71,950	188,345	30,231
Total non-current liabilities	16,938	—	—

Total liabilities	88,888	188,345	30,231

SHAREHOLDERS’ EQUITY
Ordinary shares
(US$ 0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 144,481,064 and 145,975,484 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	102	103	17
Additional paid-in capital	2,498,162	2,500,273	401,321
Warrants	1,219	—	—
Retained earnings	233,616	(1,387,550)	(222,717)
Accumulated other comprehensive income	(21,517)	(17,116)	(2,747)
Total shareholders’ equity	2,711,582	1,095,710	175,874

Total liabilities and shareholders’ equity	2,800,470	1,284,055	206,105

Schedule of information of consolidating statement of operations

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	2,001	1,008	—	—
- Software products	—	192	190	30
Total net revenues	2,001	1,200	190	30
Cost of revenues
- Educational program and services	(11,878)	(16,822)	—	—
- Software products	—	—	(951)	(153)
Total cost of revenues	(11,878)	(16,822)	(951)	(153)
GROSS PROFIT:	(9,877)	(15,622)	(761)	(123)
Operating expenses:
Selling and marketing	(6,832)	(7,286)	(6,941)	(1,114)
General and administrative	(35,752)	(38,335)	(110,893)	(17,800)
Research and development	(981)	(842)	(872)	(140)
Total operating expenses	(43,565)	(46,463)	(118,706)	(19,054)

OPERATING LOSS	(53,442)	(62,085)	(119,467)	(19,177)
Share of income from subsidiaries	268,960	83,356	(1,498,091)	(240,460)
OTHER INCOME (EXPENSE)
Interest expenses, net	514	(976)	(2,496)	(401)
Foreign exchange losses, net	—	—	(136)	(22)
Other income/(expenses)	—	896	(976)	(156)
Income tax		(6)	—	—
NET INCOME	216,032	21,185	(1,621,166)	(260,216)

Schedule of information of consolidating statement of cash flows

(All amounts in thousands, except for share and per share data)

	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(257,026)	(180,407)	(112,041)	(17,984)
Cash flows from investing activities	—	—	—	—
Cash flows from financing activities	—	—	121,157	19,447
Proceeds from issuance of ordinary shares, net of expenses	447,628	—	—	—
Proceeds from issuance of exercise of options	—	2,684	1	—
Effects of exchange rate changes on cash and cash equivalents	(105)	(10,012)	(114)	(18)
Net change in cash and cash equivalents	190,497	(187,735)	9,003	1,445
Cash and cash equivalents at beginning of year	3,879	194,376	6,641	1,066
Cash and cash equivalents at end of year	194,376	6,641	15,644	2,511

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Conversion of Series A convertible redeemable preferred shares into ordinary shares	14,283	—	—	—
Conversion of Series B convertible redeemable preferred shares into ordinary shares	96,667	—	—	—
Conversion of Series C convertible redeemable preferred shares into ordinary shares	579,490	—	—	—
Conversion of Series D convertible redeemable preferred shares into ordinary shares	792,502	—	—	—
Issuance of share options upon exercise of warrants (Note 15)	2,737	—	—	—
Issuance of share options upon warrants	—	1,219	—	—